Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jan. 01, 2019	Dec. 31, 2018	[1]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit	$ (52,669) [1]	$ (407,961)		$ (218,553)
Deferred revenues	$ 213,145	179,900	$ 212,529
Perpetual licenses
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Perpetual licenses revenue , recognition term	3 years
Portfolio Balancing
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenues	$ 18,060	$ 18,231
Accounting Standards Update 2014-09 [Member] | Cumulative Effect, Period of Adoption, Adjustment
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit			125,464
Accounting Standards Update 2014-09 [Member] | Cumulative Effect, Period of Adoption, Adjustment, Net Of Tax
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit			$ 101,489

[1]	Included in Accumulated deficit on the opening balance of January 1, 2019 is $107,822, net of tax, for the cumulative effect adjustment of adopting Topics 606 and 34040.